SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Feb. 29, 2020
SUBSEQUENT EVENTS

12.SUBSEQUENT EVENTS

On January 24, 2021, the board of managers accelerated the vesting of all unvested unit options and restricted units outstanding under the 2015 Plan and 2015 Restricted Plan, respectively, as of the completion of the Business Combination.

On February 4, 2021, the Company and CCNB1 consummated the Business Combination contemplated by the Business Combination Agreement discussed in Note 2. In connection with the completion of the Business Combination, on February 4, 2021: (a) CCNB1 completed the Domestication and changed its name to “E2open Parent Holdings, Inc.” (“New E2open Parent”); (b) immediately following the Domestication, simultaneously, each Blocker merged with and into Blocker Mergers, resulting in the equity interests of each Blocker being converted into the right to receive a portion of the merger consideration under the Business Combination Agreement; (c) thereafter, the Buyer Mergers resulted in New E2open Parent directly owning all of the equity interests previously held by the Blockers in E2open Holdings; (d) immediately following the Buyer Mergers, the Company Merger resulted in (i) E2open Holdings becoming a subsidiary of New E2open Parent, (ii) the equity interests of E2open Holdings (excluding those held by the New E2open Parent) being converted into the right to receive a portion of the merger consideration under the Business Combination Agreement, and (iii) the equity interests of E2open Holdings held by New E2open Holdings being converted into the right to receive certain newly created equity interests of E2open Holdings; (e) New E2open Parent contributed, as a capital contribution in exchange for a portion of the equity interests in E2open Holdings it acquired in the Company Merger, the amount of cash available after payment of the merger consideration under the Business Combination Agreement, which was used by the Company (in addition to proceeds of the financing described below) to pay transaction expenses, repay existing indebtedness and fund the expense account of the representative of the Company’s equity holders under the Business Combination Agreement; and (f) the limited liability company agreement of E2open Holdings was amended and restated to, among other things, reflect the Company Merger and admit New E2open Parent as the managing member of the Company.

On February 4, 2021, the Company consummated a new financing from a syndicate of lenders including Goldman Sachs Bank USA, Credit Suisse AG, Golub Capital LLC, Deutsche Bank AG New York Branch, Jefferies Finance LLC and Blackstone Holdings Finance Co. L.L.C. in the form of a $525 million “covenant-lite” term loan containing no financial maintenance covenants and a $75 million revolver, which term loan was funded concurrently with the completion of the Business Combination. No amounts have been drawn on the revolver as of February 9, 2021. The new term loan will mature on February 4, 2028 and the new revolving facility will mature on February 4, 2026. Loans under the new financing bear interest, at the Company’s option, at a rate equal to the adjusted LIBOR or an alternate base rate, in each case, plus a spread. All obligations of the Company under the new financing and, at the option of the Company, under hedging agreements and cash management arrangements are guaranteed by the Company Holdings, the Company (other than with respect to its own primary obligations) and each existing and subsequently acquired or organized direct or indirect wholly owned U.S. organized restricted subsidiary of the Company (subject to customary exceptions). The Company’s previous term loan due 2024 and related revolving credit facility were terminated upon repayment.

On February 4, 2021, the Company adopted a new Executive Severance Plan for certain members of the executive team upon termination from the Company without “cause” or following a resignation for “good reason.” Each participant would be eligible to receive severance equal to (1) a lump sum payment equal to one-times the participant’s base salary and target bonus opportunity, (2) a pro-rata bonus for the year in which the termination occurs and (3) reimbursement for a portion of the participant’s COBRA continuation coverage premiums for a period of up to 18 months. If the qualifying termination occurs following a change in control of the Company, each participant would be eligible to receive severance equal to a lump sum payment equal to two-times the participant’s base salary and target bonus opportunity plus the same pro-rate bonus and COBRA reimbursement as with no change in control of the Company.

The Company has evaluated subsequent events through February 9, 2021, the date the condensed consolidated statements were available to be issued. Based upon this review, the Company did not identify any additional subsequent events that would require adjustment or disclosure in the financial statements which have not previously been disclosed within the financial statements.

18.SUBSEQUENT EVENTS

The Company has evaluated subsequent events through November 6, 2020, the date the consolidated financial statements were available to be issued.

The COVID‑19 pandemic has caused business disruptions worldwide beginning in January 2020. The full extent to which the pandemic will impact our business, operations, cash flows, and financial condition will depend on future developments that are difficult to accurately predict. The Company has experienced modest adverse impacts as it relates to lengthening of sales cycles and delays in delivering professional services and training to our customers. We have also experienced modest positive impacts from slowing growth in certain operating expenses due to reduced business travel, deferred hiring for some positions, and the cancellation or virtualization of customer events.

The global pandemic continues to evolve, and the Company will carefully monitor the situation to understand its impacts on its business and operations.

On April 9, 2020, the maturity of the Amber Term Loan was extended to April 2021.

On October 14, 2020, the Company and CC Neuberger Principal Holdings I (“CCNB1”), along with the other parties thereto, entered into a definitive Business Combination Agreement (the “Business Combination Agreement”). The Business Combination Agreement provides for the consummation of the following transactions (collectively, the “Business Combination”): (a) CCNB1 will change its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which CCNB1 will change its name to “E2open Parent Holdings, Inc.”; (b) immediately following the Domestication, simultaneously, each wholly owned subsidiary of CCNB1 formed for the purpose of merging with certain equity holders of the Company treated as corporations for U.S. federal income tax purposes (each, a “Blocker”) will merge with and into a Blocker (collectively, the “Blocker Mergers”), resulting in the equity interests of each Blocker being converted into the right to receive a portion of the merger consideration under the Business Combination Agreement, and thereafter, each of the surviving blockers will merge with and into CCNB1, with CCNB1 as the surviving company (collectively, the “Buyer Mergers”), resulting in the cancellation of the equity interests of such surviving blockers and CCNB1 directly owning all of the equity interests previously held by the Blockers in E2open Holdings; (c) immediately following the Buyer Mergers, the wholly owned subsidiary of CCNB1 formed for the purpose of merging with the Company will merge with and into the Company, with the Company as the surviving company (the “Company Merger”), resulting in (i) the Company becoming a subsidiary of CCNB1, (ii) the equity interests of the Company (excluding those held by the Blockers and CCNB1) being converted into the right to receive a portion of the merger consideration under the Business Combination Agreement, and (iii) the equity interests of the Company held by CCNB1 being converted into the right to receive certain newly created equity interests of the Company; (d) CCNB1 will contribute, as a capital contribution in exchange for a portion of the equity interests in the Company it acquired in the Company Merger, an amount of cash available after payment of the merger consideration under the Business Combination Agreement, which will be used by the Company pay transaction expenses and reduce existing indebtedness and fund the expense account of the representative of the Company’s equity holders under the Business Combination Agreement; and (e) the limited liability company agreement of the Company will be amended and restated to, among other things, reflect the Company Merger and admit E2open Parent Holdings, Inc. as the managing member of the Company.

On October 14, 2020, the Company was provided a commitment for financing from a syndicate of lenders including Goldman Sachs Bank USA, Credit Suisse AG, Golub Capital LLC, Deutsche Bank AG New York Branch, Jefferies Finance LLC and Blackstone Holdings Finance Co. L.L.C. in the form of a $525 million “covenant-lite” term loan containing no financial maintenance covenants and a $75 million revolver, which financing is expected to be funded concurrently with the completion of the Business Combination. The new term loan is expected to mature seven years after the Closing Date and the new revolving facility is expected to mature five years after the Closing Date. Loans under the Credit Facilities are expected to bear interest, at E2open’s option, at a rate equal to the adjusted LIBOR or an alternate base rate, in each case, plus a spread. All obligations of E2open under the Credit Facilities and, at the option of E2open, under hedging agreements and cash management arrangements will be guaranteed by E2open Holdings, E2open (other than with respect to its own primary obligations) and each existing and subsequently acquired or organized direct or indirect wholly owned U.S. organized restricted subsidiary of E2open (subject to customary exceptions). The closing of the new debt financing is conditioned on, among other things, the consummation of the Business Combination. This new financing, along with the proceeds from the Business Combination noted above, will be used to refinance the term loan due 2024, pay off the SVB Credit Facility, distribute cash to existing shareholders, provide cash for working capital, and pay transaction fees incurred with the Business Combination. The new term loan has an interest rate of LIBOR plus 3.5%. The Company’s existing term loan due 2024 and related revolving credit facility are expected to be terminated upon repayment.

CC NEUBERGER PRINCIPAL HOLDINGS I
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

On February 4, 2021, the Company domesticated into a Delaware corporation and consummated the acquisition of certain equity interests of E2open Holdings, LLC (“E2open”) as a result of a series of mergers pursuant to a Business Combination Agreement, dated as of October 14, 2020.  See the Form 8-K, filed with the SEC on February 10, 2021 for additional information.

Management has evaluated subsequent events to determine if events or transactions occurring through March 5, 2021, the date the financial statements are available for issuance, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.